Interest in joint venture - Schedule of movement in interest in joint venture (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of joint ventures [line items]
Beginning balance	$ 31,152
Ending balance	26,989
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Beginning balance	31,152	$ 41,236
Share of comprehensive loss in joint venture	(4,163)	(6,549)
Ending balance	$ 26,989	$ 34,687